5. GROUP STRUCTURE (Details 11) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Joint Ventures Details 3Abstract
Interests in associates and joint ventures, beginning	$ 11,875	$ 9,608	$ 2,136
Reclassifications	0	457	0
Increase for subsidiaries acquisition	0	0	7,254
Dividends	(706)	0	0
Other decreases	(434)	(3)	(68)
Share of profit (loss) from joint ventures and associates	4,464	1,813	286
Other comprehensive (loss) income	(19)	0	0
Interests in associates and joint ventures, ending	$ 15,333	$ 11,875	$ 9,608